Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,805	$ 1,153
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,698	1,012
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 107	$ 141